Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit/(loss) for the year	£ 7,765	£ 3,181	£ (14,189)
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,278)	(50)	(3,317)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(3,330)	(195)	(4,049)
– reclassified and reported in profit for the year	2	0	552
– net investment hedges – net fair value gains on derivatives	151	20	236
– net investment hedges – differences on exchange on borrowings	(20)	17	9
Cash flow hedges
– net fair value gains	2	65	59
– reclassified and reported in profit for the year	16	36	12
– tax on net fair value gains in respect of cash flow hedges	(13)	(23)	(23)
Investments held at fair value
– net fair value losses	0	0	(6)
Associates
– share of other comprehensive expense, net of tax	(133)	(13)	(107)
differences on exchange reclassified to profit or loss	47	43	0
Items that will not be reclassified subsequently to profit or loss:	(83)	(7)	(57)
Retirement benefit schemes
– net actuarial losses	(10)	(19)	(106)
– movements in surplus restrictions	(67)	(14)	24
– tax on actuarial losses and movements in surplus restrictions	0	(1)	30
Investments held at fair value
– net fair value losses	(2)	(6)	0
Associates – share of other comprehensive (expense)/income, net of tax	(4)	33	(5)
Other comprehensive income for the year	(3,361)	(57)	(3,374)
Total comprehensive income/(expense) for the year, net of tax	4,404	3,124	(17,563)
Attributable to:
Owners of the parent	4,425	3,013	(17,699)
Non-controlling interests	(21)	111	136
Total comprehensive income/(expense) for the year, net of tax	£ 4,404	£ 3,124	£ (17,563)